CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Revenue	$ 22,000	$ 32,000	$ 103,000	$ 193,000
Operating expenses:
Cost of revenue	17,000	10,000	34,000	27,000
Selling, general and administrative expenses	1,166,000	2,636,000	7,711,000	9,448,000
Research and development	157,000	154,000	580,000	566,000
Total operating expenses	1,340,000	2,800,000	8,325,000	10,041,000
Total operating expenses	1,340,000	2,800,000	8,325,000	10,041,000
Loss from operations	(1,318,000)	(2,768,000)	(8,222,000)	(9,848,000)
Loss from operations	(1,318,000)	(2,768,000)	(8,222,000)	(9,848,000)
Interest and financing expenses (including $30,000 and $30,000 to related parties)	(140,000)	(99,000)
Other income (expense):
Interest and financing expenses (including $121,000 and $121,000 to related parties)			(516,000)	(7,016,000)
Debt discount amortization	(233,000)	0	(141,000)	(52,000)
Change in fair value of derivative liabilities	22,000	0	52,000	(219,000)
Other income (expense), net	(351,000)	(99,000)	(607,000)	(7,397,000)
Loss on extinguishment of debt, net			0	(109,000)
Other expense			(2,000)	(1,000)
Net loss	(1,669,000)	(2,867,000)	(8,829,000)	(17,245,000)
Net loss attributable to noncontrolling interest	22,000	7,000	21,000	46,000
Net loss attributable to Zerify, Inc.	$ (1,647,000)	$ (2,860,000)	(8,808,000)	(17,199,000)
Deemed dividend to warrant holders			(1,787,000)	0
Net loss to common stockholders			$ (10,595,000)	$ (17,199,000)
Net loss per common share
-Basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.02)
Weighted average common shares outstanding
-Basic and diluted	1,176,808,681	955,465,906	1,001,263,673	868,770,818